20. Suppliers	12 Months Ended
Dec. 31, 2019
Suppliers Abstract
Suppliers

20.Suppliers

	2019	2018

Local currency	833,781	959,791
Foreign currency	462,636	564,161
Total	1,296,417	1,523,952

Current	1,286,275	1,403,815
Non-current	10,142	120,137

On December 31, 2019, the balance to be paid to related parties recorded in the caption “Suppliers” was R$1,822 (R$1,107 on December 31, 2018), and refers substantially to transactions with Viação Piracicabana Ltda.